LOANS HELD FOR INVESTMENT, NET (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 196,956,689	$ 194,031,590	$ 175,697,082
Allowance for loan losses	(2,052,365)	(1,894,196)	(1,707,282)
Loans held for investment, net	194,904,324	192,137,394	173,989,800
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		(63,527)	(177,820)
Loan Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	197,621,426	194,720,692	176,318,427
Unamortized loan fees	(664,737)	(689,102)	(621,345)
Loans held for investment	196,956,689	194,031,590	175,697,082
Allowance for loan losses	(2,052,365)	(1,894,196)	(1,707,282)	$ (1,990,668)	$ (1,644,550)	$ (1,733,097)	$ (1,824,388)	$ (2,436,785)
Loans held for investment, net	$ 194,904,324	$ 192,137,394	$ 173,989,800
Percentage of gross loans	100.00%	100.00%	100.00%
Loan Receivable | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 149,189,698	$ 146,643,998	$ 129,948,473
Allowance for loan losses	$ (1,241,068)	$ (1,136,458)	$ (1,125,491)
Percentage of gross loans	75.50%	75.30%	73.70%
Loan Receivable | One- to four-family residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 29,930,302	$ 31,412,437	$ 32,959,380
Allowance for loan losses	$ (567,465)	$ (656,089)	$ (387,801)
Percentage of gross loans	15.10%	16.10%	18.70%
Loan Receivable | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 10,798,417	$ 10,235,492	$ 8,594,344
Allowance for loan losses	$ (197,713)	$ (63,527)	$ (177,820)
Percentage of gross loans	5.50%	5.30%	4.90%
Loan Receivable | Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 7,703,009	$ 6,428,765	$ 4,816,230
Allowance for loan losses	$ (46,119)	$ (38,122)	$ (16,170)
Percentage of gross loans	3.90%	3.30%	2.70%